Fee and commission income - Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15 (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Fee and commission income (expense)	$ 32,519	$ 19,791	$ 18,298
Structured loans
Statement [Line Items]
Fee and commission income (expense)	7,427	4,926	4,269
Documentary and stand-by letters of credit
Statement [Line Items]
Fee and commission income (expense)	20,844	14,033	12,119
Other
Statement [Line Items]
Fee and commission income (expense)	$ 4,248	$ 832	$ 1,910